Property, plant and equipment - Summary of Movements in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	€ 9,416
Property, plant and equipment at end of period	9,377	€ 9,416
Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	9,416
Includes capital expenditures for assets under construction	1,246	1,064
Property, plant and equipment at end of period	9,377	9,416
Land and buildings | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	3,109
Includes capital expenditures for assets under construction	189	104
Property, plant and equipment at end of period	3,072	3,109
Freehold land
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	504
Property, plant and equipment at end of period	471	504
Plant and equipment | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	6,307
Includes capital expenditures for assets under construction	1,057	960
Property, plant and equipment at end of period	6,305	6,307
Cost | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	19,816	18,728
Additions through business combinations	1	0
Additions	1,502	1,456
Disposals and other movements	(862)	(938)
Hyperinflationary adjustment	(82)	688
Reclassification as held for sale	(7)	(67)
Currency retranslation	(740)	(51)
Property, plant and equipment at end of period	19,628	19,816
Cost | Land and buildings | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	4,708	4,266
Additions through business combinations	0	0
Additions	280	391
Disposals and other movements	(96)	(80)
Hyperinflationary adjustment	29	152
Reclassification as held for sale	6	(11)
Currency retranslation	(256)	(10)
Property, plant and equipment at end of period	4,671	4,708
Cost | Plant and equipment | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	15,108	14,462
Additions through business combinations	1	0
Additions	1,222	1,065
Disposals and other movements	(766)	(858)
Hyperinflationary adjustment	(111)	536
Reclassification as held for sale	(13)	(56)
Currency retranslation	(484)	(41)
Property, plant and equipment at end of period	14,957	15,108
Accumulated depreciation | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(10,400)	(9,895)
Depreciation charge for the year	(949)	(1,017)
Disposals and other movements	715	828
Hyperinflationary adjustment	118	(323)
Reclassification as held for sale	3	24
Currency retranslation	262	(17)
Property, plant and equipment at end of period	(10,251)	(10,400)
Accumulated depreciation | Land and buildings | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(1,599)	(1,508)
Depreciation charge for the year	(116)	(120)
Disposals and other movements	80	66
Hyperinflationary adjustment	6	(36)
Reclassification as held for sale	(6)	6
Currency retranslation	36	(7)
Property, plant and equipment at end of period	(1,599)	(1,599)
Accumulated depreciation | Plant and equipment | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(8,801)	(8,387)
Depreciation charge for the year	(833)	(897)
Disposals and other movements	635	762
Hyperinflationary adjustment	112	(287)
Reclassification as held for sale	9	18
Currency retranslation	226	(10)
Property, plant and equipment at end of period	€ (8,652)	€ (8,801)